Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income	$ 5,502	$ 4,887
Foreign exchange gains (losses) on:
Translation of foreign operations	(1,933)	3,078
Net investment hedges	320	(428)
Available-for-sale financial securities:
Unrealized gains (losses) arising during the year	2,212	(458)
Reclassification of net realized (gains) losses and impairments to net income	(433)	13
Cash flow hedges:
Unrealized gains (losses) arising during the year	(28)	(34)
Reclassification of realized losses to net income	12	16
Share of other comprehensive income (losses) of associates	1	(1)
Total items that may be subsequently reclassified to net income	151	2,186
Items that will not be reclassified to net income:
Change in pension and other post-employment plans	76	(62)
Real estate revaluation reserve	11	(1)
Total items that will not be reclassified to net income	87	(63)
Other comprehensive income (loss), net of tax	238	2,123
Total comprehensive income (loss), net of tax	5,740	7,010
Total comprehensive income (loss) attributed to:
Non-controlling interests	237	212
Participating policyholders	(334)	(127)
Shareholders	5,837	6,925
Income tax expense (recovery) on:
Unrealized foreign exchange gains/losses on translation of foreign operations	(1)	1
Unrealized foreign exchange gains/losses on net investment hedges	39	(62)
Unrealized gains/losses on available-for-sale financial securities	558	(151)
Reclassification of realized gains/losses and recoveries/impairments to net income on available-for-sale financial securities	(140)	26
Unrealized gains/losses on cash flow hedges	(20)	31
Reclassification of realized gains/losses to net income on cash flow hedges	4	4
Change in pension and other post-employment plans	18	4
Real estate revaluation reserve	0	1
Total income tax expense (recovery)	$ 458	$ (146)